UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4980

TCW Strategic Income Fund, Inc.
(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA			90017
(Address of principal executive offices)			(Zip code)

Philip K. Holl, Esq. Secretary 865 South Figueroa Street, Suite 1800 Los Angeles, CA 90017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(213) 244-0000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.            Report to Stockholders.

TCW Strategic
Income Fund, Inc.

Directors and Officers

Alvin R. Albe, Jr.

Director, President and Chief Executive Officer

Samuel P. Bell

Director

Richard W. Call

Director

Matthew K. Fong

Director

Jeffrey E. Gundlach

Senior Vice President and Portfolio Manager

Thomas D. Lyon

Senior Vice President

Hilary G.D. Lord

Senior Vice President and Chief Compliance Officer

Philip K. Holl

Secretary and Associate General Counsel

John A. Gavin

Director

Patrick C. Haden

Chairman

Charles A. Parker

Director

William C. Sonneborn

Director

Michael E. Cahill

Senior Vice President, General Counsel and Assistant Secretary

David S. DeVito

Treasurer and Chief Financial Officer

George N. Winn

Assistant Treasurer

Shareholder Information

Investment Adviser

TCW Investment Management Company
865 South Figueroa Street
Los Angeles, California 90017

Transfer Agent, Dividend Reinvestment and Disbursing Agent and Registrar

The Bank of New York
Church Street Station
P.O. Box #11002
New York, New York 10277-0770

Custodian

State Street Bank & Trust Co.
200 Clarendon Street
Boston, Massachusetts 02116

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
350 South Grand Avenue
Los Angeles, California 90071

Legal Counsel

Dechert LLP
1775 Eye Street N.W.
Washington DC, 20006

TCW Strategic
Income Fund, Inc.

SEMI-ANNUAL REPORT

June 30, 2007

(THIS PAGE INTENTIONALLY LEFT BLANK)

TCW Strategic Income Fund, Inc.

THE PRESIDENT'S LETTER

Dear Shareholder:

We are pleased to present the 2007 semi-annual report of the TCW Strategic Income Fund, Inc. ("TSI" or "the Fund"). TSI is a multi-asset class closed-end fund with a 75% fixed income and 25% equity asset allocation at June 30, 2007. The fixed income portfolio consists of collateralized debt obligation equity, high yield, asset-backed and mortgage-backed securities, while the equity portfolio consists of convertible and large cap value securities. The Fund had a modest leverage position represented by $16.4 million of borrowings at June 30, 2007. As of July 25, 2007, the Fund had no leverage. In October 2004, the Board of Directors approved a managed distribution plan which pays a minimum of 7% of the Fund's net asset value ("NAV") based on the prior year-end NAV. Based on this policy, the Fund will pay a minimum of 39 cents per share in 2007.

The mortgage-backed securities orientation of the fixed income portfolio has made the first six months difficult for the Fund, as the sector has been under pressure because of the difficulties in the subprime area. For the six months ended June 30, 2007, including dividends reinvested, the Fund's shareholders realized a negative return of (2.14%) as the Fund's NAV declined (5.31%). The Fund's discount narrowed from 8.8% to 5.9% and the Fund declared two quarterly dividends totaling 19.6 cents. The negative returns are primarily the result of mark-to-market price declines in the Fund's asset-backed and collateralized debt obligation equity securities. The Fund held securities representing approximately 18% of total assets, which have some exposure to subprime mortgage loans and pricing for these securities has reached distressed levels with little liquidity in the marketplace. The Fund's investment policies do not require sales due to mark-to-market write-downs or rating changes on securities.

On behalf of the Board and everyone at TCW, I would like to thank you for your continued support. .

Very truly yours,

Alvin R. Albe, Jr.
President & Chief Executive Officer

July 25, 2007

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—JUNE 30, 2007 (UNAUDITED)

Principal Amount		Value
	Fixed Income Securities
	Asset Backed Securities (14.3% of Net Assets)
	Banking (14.3%)
$2,500,000	Ameriquest Mortgage Securities, Inc. (06-R2-M10), 7.82%, due 04/25/36	$1,736,000	*
2,661,000	Argent Securities, Inc. (06-W3-M10), (144A), 7.82%, due 04/25/36	1,596,600	* **
2,000,000	Argent Securities, Inc. (06-W4-M10), 7.82%, due 05/25/36	700,000	*
2,000,000	Carrington Mortgage Loan Trust (06-2FRE-10), (144A), 7.32%, due 10/25/36	1,000,000	* **
2,000,000	Carrington Mortgage Loan Trust (06-NC1-M10), (144A), 8.32%, due 01/25/36	1,460,000	* **
1,500,000	Countrywide Asset-Backed Certificates (06-26-B), (144A), 7.07%, due 06/25/37	952,500	* **
2,000,000	Countrywide Asset-Backed Certificates (06-5-B), 7.72%, due 08/25/36	1,539,600	*
2,000,000	Countrywide Asset-Backed Certificates (06-6-B), (144A), 8.32%, due 09/25/36	1,461,600	* **
2,000,000	Countrywide Asset-Backed Certificates (07-6-M8), 7.32%, due 09/25/37	1,864,800	*

Principal Amount		Value
$1,993,000	First Franklin Mortgage Loan Asset Backed Certificate (06-17FF-B), (144A), 7.82%, due 12/25/36	$1,447,117	* **
2,000,000	First Franklin Mortgage Loan Asset Backed Certificate (06-FF5-M10), (144A), 7.32%, due 04/25/36	1,290,000	* **
2,000,000	First Franklin Mortgage Loan Asset Backed Certificate (06-FF7-M10), (144A), 7.32%, due 05/25/36	1,336,200	* **
2,000,000	Fremont Home Loan Trust (06-2-M9), 7.72%, due 02/25/36	1,200,000	*
2,000,000	HSI Asset Securitization Corp. Trust (06-OPT3-M9), 7.32%, due 02/25/36	1,693,800	*
1,740,000	HSI Asset Securitization Corp. Trust (07-HE2-M8), 7.821%, due 04/25/37	1,590,534	*
2,000,000	JP Morgan Mortgage Acquisition Corp. (06-NC1-M10), (144A), 7.82%, due 04/25/36	1,100,000	* **
1,000,000	Residential Asset Mortgage Products, Inc. (06-NC3-M9), 7.37%, due 03/25/36	768,600	*
2,000,000	Saxon Asset Securities Trust (06-2-B4), 7.82%, due 09/25/36	1,353,000	*

  *  Illiquid security.

  **  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the value of these securities amounted to $108,687,067 or 44.6% of net assets. These securities (unless otherwise noted) are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company's Board of Directors.

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—JUNE 30, 2007 (UNAUDITED) (CONT'D)

Principal Amount		Value
$1,000,000	Saxon Asset Securities Trust (07-1-B2), 7.57%, due 02/25/37	$990,000	*
2,000,000	Securitized Asset Backed Receivables LLC Trust (07-BR1-B2), 7.57%, due 02/25/37	1,700,000	*
2,000,000	Soundview Home Equity Loan Trust (06-OPT2-M9), (144A), 7.82%, due 05/25/36	1,496,600	* **
2,000,000	Soundview Home Equity Loan Trust (06-OPT3-M9), (144A), 7.82%, due 06/25/36	1,476,600	* **
2,000,000	Structured Asset Securities Corp. (06-NC1-B1), (144A), 7.82%, due 05/25/36	800,000	* **
2,000,000	Structured Asset Securities Corp. (06-WF1-M9), 7.32%, due 02/25/36	1,606,800	*
2,700,000	Structured Asset Securities Corp. (07-EQ1-M9), 7.82%, due 03/25/37	2,558,250	*
	Total Banking	34,718,601
	Total Asset Backed Securities (Cost: $43,947,847)	34,718,601

Principal Amount			Value
		Collateralized Debt Obligations (18.2%)
		Banking (0.4%)
$1,000,000		FM Leveraged Capital Fund (06-2-E), (144A), 9.11%, due 11/15/20	$929,943	* **
		Diversified Financial Services-Multi-Sector Holdings (1.1%)
476,583		Mantoloking CDO, Ltd. (06-1A-E), (144A), 8.86%, due 08/28/46	289,006	* **
1,500	(1)	Mantoloking CDO, Ltd., (144A), 0%, due 09/28/46	972,493	* **
1,944,652		Marathon Structured Finance CDO, Ltd. (06-1A-E), (144A), 10.86%, due 07/26/46	1,450,781	* **
		Total Diversified Financial Services- Multi-Sector Holdings	2,712,280
		Diversified Financial Services-Specialized Finance (13.8%)
1,500	(1)	ACA CLO, Ltd. (06-2), (144A), 0%, due 01/07/21	1,203,869	* **
4,000,000		ARES VR CLO, Ltd. (06-1A), (144A), 0%, due 02/24/18	3,343,211	* **

  *  Illiquid security.

  **  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the value of these securities amounted to $108,687,067 or 44.6% of net assets. These securities (unless otherwise noted) are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company's Board of Directors.

  (1)  Represents number of preferred shares.

  CDO  –  Collateralized Debt Obligation.

  CLO  –  Collateralized Loan Obligation.

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—JUNE 30, 2007 (UNAUDITED) (CONT'D)

Principal Amount			Value
$2,000,000		Avenue CLO, Ltd. (07-6A), (144A), 0%, due 07/17/19	$1,874,120	* **
1,000	(1)	Centurion CDO VII, Ltd., (144A), 0%, due 01/30/16	722,723	* **
2,000,000		Clydesdale CLO, Ltd. (06-1A), (144A), 0%, due 12/19/18	1,841,645	* **
1,000,000		CW Capital Cobalt (06-2A-K), (144A), 8.86%, due 04/26/50	883,620	* **
1,000,000		CW Capital Cobalt II, (06-2A-PS), (144A), 0%, due 04/26/50	919,580	* **
1,908,230		De Meer Middle Market CLO, Ltd. (06-1A), (144A), 0%, due 10/20/18	1,729,701	* **
942,609		De Meer Middle Market CLO, Ltd. (06-1A-E), (144A), 9.36%, due 10/20/18	914,181	* **
2,000,000		Duane Street CLO (06-3-A), (144A), 0%, due 01/11/21	1,699,917	* **
2,000	(1)	FM Leveraged Capital Fund II, (06-1A-PS), (144A), 0%, due 11/20/20	1,771,731	* **
2,000,000		Galaxy CLO, Ltd. (06-6I), 0%, due 06/13/18	1,940,601	*
2,000,000		Galaxy CLO, Ltd. (06-7A), (144A), 0%, due 10/13/18	1,877,051	* **

Principal Amount			Value
$3,000,000		Katonah, Ltd. (8A), (144A), 0%, due 05/20/18	$2,654,230	* **
2,000,000		LCM CDO, LP (5I), 5.36%, due 03/21/19	1,890,052	*
3,500,000		Octagon Investment Partners X, Ltd. (06-10A), (144A), 0%, due 10/18/20	3,254,070	* **
3,000,000		Prospect Park CDO, Ltd. (06-1I), 0%, due 07/15/20	2,547,111	*
1,750,000		Vertical CDO, Ltd. (06-1), (144A), 0%, due 04/22/46	1,730,312	* **
1,000,000	(1)	WhiteHorse III, Ltd. (144A), 0%, due 05/01/18	803,440	* **
		Total Diversified Financial Services- Specialized Finance	33,601,165
		Thrifts & Mortgage Finance (2.9%)
1,000,000		Bering CDO, Ltd. (06-1A), 0%, due 09/07/46	445,372	*
1,000,000		Bering CDO, Ltd. (06-1A-1C), (144A), 11.82%, due 09/07/46	650,234	* **
2,000,000		Fortius Funding, Ltd. (06-2-A), (144A), 0%, due 02/03/42	809,458	* **

  *  Illiquid security.

  **  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the value of these securities amounted to $108,687,067 or 44.6% of net assets. These securities (unless otherwise noted) are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company's Board of Directors.

  (1)  Represents number of preferred shares.

  CDO  –  Collateralized Debt Obligation.

  CLO  –  Collateralized Loan Obligation.

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—JUNE 30, 2007 (UNAUDITED) (CONT'D)

Principal Amount			Value
$1,000,000		Fortius Funding, Ltd. (06-2-AE), (144A), 11.36%, due 02/03/42	$381,384	* **
1,000	(1)	Fortius I Funding, Ltd., (144A), 0%, due 07/12/41	567,741	* **
991,799		GSC ABS CDO, Ltd. (06-3GA-D), (144A), 8.57%, due 06/02/42	687,336	* **
1,500,000		Hudson Mezzanine Funding (06-1-AE), (144A), 12.1%, due 04/12/42	515,977	* **
1,500,000		Hudson Mezzanine Funding (06-1A-INC), (144A), 0%, due 04/12/42	524,024	* **
1,000,000		IXIS ABS CDO, Ltd. (06-1I-E), 11.61%, due 12/13/46	812,343	*
2,000,000		Vertical CDO, Ltd. (06-2A), (144A), 0%, due 05/09/46	779,789	* **
1,968,739		Vertical CDO, Ltd. (06-2A-C), (144A), 11.61%, due 05/09/46	951,398	* **
		Total Thrifts & Mortgage Finance	7,125,056
		Total Collateralized Debt Obligations (Cost: $53,859,398)	44,368,444

Principal Amount		Value
	Collateralized Mortgage Obligations (30.4%)
	Banking (3.2%)
$6,138,672	GSR Mortgage Loan Trust (03-7F-1A4), 5.25%, due 06/25/33	$5,372,013
3,915,010	GSR Mortgage Loan Trust (06-1F-1A5), 1.265%, due 02/25/36 (I/F)(TAC)	2,367,358
	Total Banking	7,739,371
	U.S. Government Agency Obligations (27.2%)
2,023,000	Federal Home Loan Mortgage Corp. (2684-SN), 1.65%, due 10/15/33 (I/F)	1,152,323
5,688,598	Federal Home Loan Mortgage Corp. (2691-CO), 0%, due 10/15/33 (P/O)	3,252,342
1,950,546	Federal Home Loan Mortgage Corp. (2870-EO), 0%, due 10/15/34 (P/O)	894,638
3,144,097	Federal Home Loan Mortgage Corp. (2951-NS), 0%, due 03/15/35 (I/F)	1,559,586

  *  Illiquid security.

  **  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the value of these securities amounted to $108,687,067 or 44.6% of net assets. These securities (unless otherwise noted) are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company's Board of Directors.

  (1)  Represents number of preferred shares.

  I/F  –  Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

  P/O  –  Principal Only Security.

  TAC  –  Target Amortization Class.

  CDO  –  Collateralized Debt Obligation.

  CLO  –  Collateralized Loan Obligation.

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—JUNE 30, 2007 (UNAUDITED) (CONT'D)

Principal Amount		Value
$1,768,119	Federal Home Loan Mortgage Corp. (2962-GT), 0%, due 04/15/35 (I/F)(TAC)	$1,598,221
987,732	Federal Home Loan Mortgage Corp. (2990-JK), 0.72%, due 03/15/35 (I/F)	592,423
1,642,242	Federal Home Loan Mortgage Corp. (3019-SQ), 0%, due 06/15/35 (I/F)	948,889
2,749,188	Federal Home Loan Mortgage Corp. (3035-TP), 6.5%, due 12/15/33 (I/F)	2,726,975
2,165,544	Federal Home Loan Mortgage Corp. (3062-HO), 0%, due 11/15/35 (P/O)	1,300,063
1,639,202	Federal Home Loan Mortgage Corp. (3074-LO), 0%, due 11/15/35 (P/O)	1,052,081
437,399	Federal Home Loan Mortgage Corp. (3076-ZQ), 5.5%, due 11/15/35 (PAC)	400,294
1,880,785	Federal Home Loan Mortgage Corp. (3081-PO), 0%, due 07/15/33 (P/O)	1,355,649
2,672,157	Federal Home Loan Mortgage Corp. (3092-CS), 5.571%, due 12/15/35 (I/F)(TAC)	2,375,655

Principal Amount		Value
$2,782,123	Federal Home Loan Mortgage Corp. (3092-LO), 0%, due 12/15/35 (P/O)(TAC)	$2,217,630
2,819,318	Federal Home Loan Mortgage Corp. (3092-OL), 0%, due 12/15/35 (P/O)	1,920,604
2,453,230	Federal Home Loan Mortgage Corp. (3146-SB), 4.143%, due 04/15/36 (I/F)	1,949,019
1,508,246	Federal Home Loan Mortgage Corp. (3153-NK), 4.07%, due 05/15/36 (I/F)	1,172,845
2,558,672	Federal Home Loan Mortgage Corp. (3161-SA), 3.96%, due 05/15/36 (I/F)	2,104,848
2,300,018	Federal Home Loan Mortgage Corp. (3171-GO), 0%, due 06/15/36 (P/O)(PAC)	1,882,680
7,371,658	Federal Home Loan Mortgage Corp. (3171-OJ), 0%, due 06/15/36 (P/O)	3,975,240
1,719,530	Federal Home Loan Mortgage Corp. (3186-SB), 3.227%, due 07/15/36 (I/F)	1,290,838
6,326,848	Federal Home Loan Mortgage Corp. (3225-AO), 0%, due 10/15/36 (P/O)	3,916,888

  I/F  –  Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

  P/O  –  Principal Only Security.

  PAC  –  Planned Amortization Class.

  TAC  –  Target Amortization Class.

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—JUNE 30, 2007 (UNAUDITED) (CONT'D)

Principal Amount		Value
$3,384,461	Federal National Mortgage Association (05-1-GZ), 5%, due 02/25/35	$3,116,064
1,982,564	Federal National Mortgage Association (05-44-TS), 2.1%, due 03/25/35 (I/F)(TAC)	1,317,612
3,102,558	Federal National Mortgage Association (05-69-HO), 0%, due 08/25/35 (P/O)	2,039,777
1,668,606	Federal National Mortgage Association (05-87-ZQ), 4.5%, due 10/25/25	1,606,718
1,488,786	Federal National Mortgage Association (05-92-DT), 6%, due 10/25/35 (TAC)	1,377,567
1,723,438	Federal National Mortgage Association (06-14-SP), 6.111%, due 03/25/36 (I/F)(TAC)	1,664,322
1,784,955	Federal National Mortgage Association (06-15-LO), 0%, due 03/25/36 (P/O)	1,287,455
2,749,161	Federal National Mortgage Association (06-44-C), 0%, due 12/25/33 (P/O)	1,926,942
3,630,609	Federal National Mortgage Association (06-45-SP), 3.703%, due 06/25/36 (I/F)	2,533,693
2,149,854	Federal National Mortgage Association (06-57-SA), 3.483%, due 06/25/36 (I/F)	1,703,164

Principal Amount		Value
$2,000,000	Federal National Mortgage Association (06-67-DS), 1.892%, due 07/25/36 (I/F)	$1,249,925
2,442,049	Federal National Mortgage Association (25-62-BO), 0%, due 07/25/35 (P/O)	1,987,364
7,071,509	Government National Mortgage Association (05-45-DK), 0.72%, due 06/16/35 (I/F)	4,861,875
	Total U.S. Government Agency Obligations	66,312,209
	Total Collateralized Mortgage Obligations (Cost: $76,260,543)	74,051,580
	Other Fixed Income (21.0%)
	Financial Services (21.0%)
54,000,000	Dow Jones CDX, NA. HY Trust I, (144A), 7.625%, due 06/29/12	51,197,400	** † #
	Total Other Fixed Income (Cost: $53,740,857)	51,197,400
	Total Fixed Income Securities (Cost: $227,808,645) (83.9%)	204,336,025

  **  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the value of these securities amounted to $108,687,067 or 44.6% of net assets. These securities (unless otherwise noted) are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company's Board of Directors.

  †  Security partially or fully lent (Note 5).

  #  Index bond which consists of high yield credit default swaps, and tracks the B rated high yield index.

  I/F  –  Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

  P/O  –  Principal Only Security.

  TAC  –  Target Amortization Class.

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—JUNE 30, 2007 (UNAUDITED) (CONT'D)

Principal Amount		Value
	Convertible Securities
	Convertible Corporate Bonds (8.5%)
	Banking (2.5%)
$1,713,000	Euronet Worldwide, Inc., 3.5%, due 10/15/25	$1,784,586
1,868,000	SLM Corp., 5.305%, due 07/25/35	1,873,679
2,185,000	Wachovia Corp., 9.5%, due 09/20/07	2,404,156
	Total Banking	6,062,421
	Electronics (2.0%)
1,407,000	Agere Systems, Inc., 6.5%, due 12/15/09	1,435,745
1,443,000	Fairchild Semiconductor Corp., 5%, due 11/01/08	1,435,208
1,416,000	LSI Logic Corp., 4%, due 05/15/10	1,383,545
643,000	Xilinx, Inc., (144A), 3.125%, due 03/15/37	655,989	**
	Total Electronics	4,910,487
	Healthcare Providers (0.8%)
2,256,000	Omnicare, Inc., 3.25%, due 12/15/35	1,910,877
	Insurance (1.0%)
78,387	XL Capital, Ltd., 7%, due 02/15/09	2,303,010
	Media-Broadcasting & Publishing (0.9%)
602,000	Ciena Corp., 0.875%, due 06/15/17	646,398

Principal Amount		Value
$1,543,000	Ciena Corp., 3.75%, due 02/01/08	$1,529,406
	Total Media- Broadcasting & Publishing	2,175,804
	Medical Supplies (0.2%)
301,000	Integra LifeSciences Holdings Corp., (144A), 2.375%, due 06/01/12	295,859	**
301,000	Integra LifeSciences Holdings Corp., (144A), 2.75%, due 06/01/10	297,304	**
	Total Medical Supplies	593,163
	Pharmaceuticals (0.4%)
301,000	Sciele Pharma, Inc., 2.625%, due 05/15/27	312,122
673,000	United Therapeutics Corp., (144A), 0.5%, due 10/15/11	696,737	**
	Total Pharmaceuticals	1,008,859
	Real Estate (0.7%)
1,517,000	Affordable Residential Communities, Inc., (144A), 7.5%, due 08/15/25	1,789,908	**
	Total Convertible Corporate Bonds (Cost: $20,515,457)	20,754,529

  **  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the value of these securities amounted to $108,687,067 or 44.6% of net assets. These securities (unless otherwise noted) are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company's Board of Directors.

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—JUNE 30, 2007 (UNAUDITED) (CONT'D)

Number of Shares		Value
	Convertible Preferred Stocks (9.4%)
	Aerospace & Defense (0.9%)
15,000	Northrop Grumman Corp., $1.75	$2,165,625
	Airlines (0.9%)
33,650	Bristow Group, Inc., $1.375	2,145,187
	Automobiles (1.4%)
32,785	Ford Motor Co. Capital Trust II, $1.625	1,270,419
40,800	General Motors Corp., $1.125	902,700
57,950	General Motors Corp., $1.3125	1,280,695
	Total Automobiles	3,453,814
	Commercial Services (0.4%)
20,640	United Rentals, Inc., $1.625	1,019,100	***
	Containers & Packaging (0.5%)
47,561	Smurfit-Stone Container Corp., $1.75	1,117,683
	Electric Utilities (0.6%)
31,100	AES Corp., $1.6875	1,562,775	***
	Financial Services (0.2%)
5,024	Vale Capital, Ltd., $2.75	244,166
3,012	Vale Capital, Ltd., $2.75	146,082
	Total Financial Services	390,248

Number of Shares		Value
	Food & Staples Retailing (0.8%)
28,760	Rite Aid Corp., $1.75	$2,006,010
	Household Products (0.0%)
59	Owens-Illinois, Inc., $0.59	2,507	***
	Insurance (0.8%)
24,705	Reinsurance Group of America, Inc., $1.4375	1,889,933
	Media (0.6%)
1,500	Interpublic Group of Companies, Inc., (144A), $1.28125	1,603,688	**
	Oil, Gas & Consumable Fuels (0.7%)
15,945	Chesapeake Energy Corp., $1.125	1,618,418
	Road & Rail (0.8%)
1,360	Kansas City Southern, $1.28125	1,962,480
	Utilities (0.8%)
30,400	Entergy Corp., $1.90625	2,014,000
	Total Convertible Preferred Stocks (Cost: $20,740,254)	22,951,468
	Total Convertible Securities (Cost: $41,255,711) (17.9%)	43,705,997

  **  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the value of these securities amounted to $108,687,067 or 44.6% of net assets. These securities (unless otherwise noted) are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company's Board of Directors.

  ***  Non-income producing.

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—JUNE 30, 2007 (UNAUDITED) (CONT'D)

Number of Shares		Value
	Common Stock
	Aerospace & Defense (0.1%)
3,700	Honeywell International, Inc.	$208,236
	Apparel Retailers (0.0%)
5,000	The Gap, Inc.	95,500
	Automobiles (0.1%)
6,800	General Motors Corp.	257,040	†
	Biotechnology (0.2%)
5,300	Genentech, Inc.	400,998	***
	Capital Markets (0.1%)
3,400	Merrill Lynch & Co., Inc.	284,172
	Chemicals (0.2%)
7,900	Du Pont (E.I.) de Nemours & Co.	401,636
4,000	Lyondell Chemical Co.	148,480
	Total Chemicals	550,116
	Commercial Services & Supplies (0.1%)
5,900	Waste Management, Inc.	230,395
	Computers & Peripherals (0.3%)
6,000	Hewlett-Packard Co.	267,720
3,400	International Business Machines Corp.	357,850
	Total Computers & Peripherals	625,570
	Consumer Finance (0.1%)
2,100	Capital One Financial Corp.	164,724

Number of Shares		Value
	Containers & Packaging (0.2%)
14,500	Packaging Corp. of America	$366,995
	Diversified Financial Services (0.4%)
8,800	Citigroup, Inc.	451,352
10,000	JPMorgan Chase & Co.	484,500
	Total Diversified Financial Services	935,852
	Diversified Telecommunication Services (0.5%)
11,000	AT&T, Inc.	456,500
10,468	BCE, Inc.	395,586	†
18,000	Qwest Communications International, Inc.	174,600	***
15,037	Windstream Corp.	221,946
	Total Diversified Telecommunication Services	1,248,632
	Electric Utilities (0.1%)
8,000	American Electric Power Co., Inc.	360,320
	Financial Services (0.0%)
2,100	The Blackstone Group, LP	61,467	***
	Food Products (0.3%)
12,100	Kraft Foods, Inc., Class A	426,525
17,200	Sara Lee Corp.	299,280
	Total Food Products	725,805

  ADR  –  American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

  ***  Non-income producing.

  †  Security partially or fully lent (Note 5).

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—JUNE 30, 2007 (UNAUDITED) (CONT'D)

Number of Shares		Value
	Forest Products & Paper (0.1%)
9,700	Louisiana-Pacific Corp.	$183,524
	Health Care Providers & Services (0.2%)
4,800	Aetna, Inc.	237,120
27,840	Tenet Healthcare Corp.	181,238	***
	Total Health Care Providers & Services	418,358
	Health Care Technology (0.1%)
3,200	Cerner Corp.	177,504	***†
	Household Durables (0.1%)
3,000	Sony Corp. (ADR)	154,110
	Household Products (0.1%)
4,700	Kimberly-Clark Corp.	314,383
	Industrial Conglomerates (0.1%)
8,500	General Electric Co.	325,380
	Insurance (0.3%)
2,700	American International Group, Inc.	189,081
3,100	Chubb Corp.	167,834
6,000	The Travelers Companies, Inc.	321,000
	Total Insurance	677,915
	Leisure Equipment & Products (0.1%)
8,400	Mattel, Inc.	212,436

Number of Shares		Value
	Media (0.3%)
5,800	Clear Channel Communications, Inc.	$219,356
5,550	Comcast Corp., Class A	156,066	***
12,300	Regal Entertainment Group, Class A	269,739	†
	Total Media	645,161
	Oil, Gas & Consumable Fuels (0.3%)
5,200	Chevron Corp.	438,048
4,800	ConocoPhillips	376,800
	Total Oil, Gas & Consumable Fuels	814,848
	Paper & Forest Products (0.1%)
7,500	MeadWestvaco Corp.	264,900
	Personal Products (0.1%)
9,200	Avon Products, Inc.	338,100
	Pharmaceuticals (0.2%)
13,300	Pfizer, Inc.	340,081
5,500	Watson Pharmaceuticals, Inc.	178,915	***
	Total Pharmaceuticals	518,996
	Real Estate Investment Trust (REITs) (0.1%)
9,600	CapitalSource, Inc.	236,064
	Retailers (0.1%)
10,200	Circuit City Stores, Inc.	153,816
3,000	Macy's, Inc.	119,340
	Total Retailers	273,156

  †  Security partially or fully lent (Note 5).

  ***  Non-income producing.

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—JUNE 30, 2007 (UNAUDITED) (CONT'D)

Number of Shares		Value
	Road & Rail (0.2%)
6,400	CSX Corp.	$288,512
1	Kansas City Southern	37	***
1,400	Union Pacific Corp.	161,210
	Total Road & Rail	449,759
	Semiconductors & Semiconductor Equipment (0.2%)
16,200	Intel Corp.	384,912
	Software (0.1%)
7,900	Salesforce.com, Inc.	338,594	***†
	Textiles, Apparel & Luxury Goods (0.0%)
2,587	Hanesbrands, Inc.	69,927	***
	Thrifts & Mortgage Finance (0.3%)
8,000	Fannie Mae	522,640
10,900	New York Community Bancorp, Inc.	185,518
	Total Thrifts & Mortgage Finance	708,158
	Wireless Telecommunication Services (0.3%)
23,699	Alcatel-Lucent (ADR)	331,786
4,000	Alltel Corp.	270,200
6,000	Nokia Oyj (ADR)	168,660
	Total Wireless Telecommunication Services	770,646
	Total Common Stock (Cost: $13,099,906) (6.1%)	14,792,653

Principal Amount		Value
	Short-Term Investments▲
$692,762	Banco Bilbao Vizcaya Argentaria, 5.3%, due 08/10/07	$692,762	****
1,154,602	Bank of America, 5.27%, due 07/16/07	1,154,602	****
1,154,602	Bank of America, 5.27%, due 08/17/07	1,154,602	****
2,309,203	Bank of America, 5.3%, due 09/17/07	2,309,203	****
1,154,601	Bank of Montreal, 5.28%, due 07/03/07	1,154,601	****
923,682	Bank of Montreal, 5.29%, due 07/02/07	923,682	****
461,841	Bank of Montreal, 5.31%, due 08/14/07	461,841	****
1,154,601	Bank of Nova Scotia, 5.285%, due 07/11/07	1,154,601	****
692,761	Barclays PLC, 5.295%, due 07/16/07	692,761	****
461,840	Barclays PLC, 5.32%, due 09/04/07	461,840	****
2,302,767	Barton Capital Corp., 5.295%, due 07/02/07	2,302,767	****
692,761	Barton Capital Corp., 5.312%, due 07/12/07	692,761	****
1,154,601	BNP Paribas, 5.35%, due 07/02/07	1,154,601	****
461,840	CAFCO LLC, 5.315%, due 07/16/07	461,840	****
1,154,601	Calyon, 5.38%, due 07/02/07	1,154,601	****
2,309,202	Canadian Imperial Bank of Commerce, 5.3%, due 07/30/07	2,309,202	****
692,761	CRC Funding LLC, 5.315%, due 07/16/07	692,761	****

  ▲  Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discounts Notes, and Time Deposits.

  ADR  –  American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

  ***  Non-income producing.

  ****  Represents investment of security lending collateral (Note 5).

  †  Security partially or fully lent (Note 5).

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—JUNE 30, 2007 (UNAUDITED) (CONT'D)

Principal Amount		Value
$1,154,601	Credit Suisse (USA), Inc., 5.29%, due 07/13/07	$1,154,601	****
692,761	Credit Suisse (USA), Inc., 5.29%, due 07/18/07	692,761	****
2,309,202	Credit Suisse (USA), Inc., 5.29%, due 07/19/07	2,309,202	****
461,840	Danske Corp., 5.281%, due 07/09/07	461,840	****
1,381,782	Fairway Finance Corp., 5.309%, due 07/03/07	1,381,782	****
323,288	Falcon Asset Securitization Corp., 5.311%, due 07/17/07	323,288	****
230,920	First Tennessee Bank, 5.3%, due 07/18/07	230,920	****
461,840	Fortis Bank, 5.29%, due 07/06/07	461,840	****
461,840	Fortis Bank, 5.29%, due 07/09/07	461,840	****
461,840	Fortis Bank, 5.3%, due 07/20/07	461,840	****
923,681	Fortis Bank, 5.3%, due 07/26/07	923,681	****
230,920	Greyhawk Funding LLC, 5.288%, due 07/12/07	230,920	****
280,046	Investors Bank & Trust Depository Reserve	280,046
1,839,249	Jupiter Securitization Corp., 5.293%, due 07/12/07	1,839,249	****
692,761	Jupiter Securitization Corp., 5.323%, due 07/26/07	692,761	****
230,920	Lexington Parker Capital CP, 5.29%, due 07/03/07	230,920	****
230,920	Liberty Street Funding Corp., 5.292%, due 07/18/07	230,920	****

Principal Amount		Value
$369,472	Liberty Street Funding Corp., 5.326%, due 07/31/07	$369,472	****
1,154,601	Lloyds TSB Bank PLC, 5.28%, due 07/17/07	1,154,601	****
230,920	Morgan Stanley, 5.445%, due 08/01/07	230,920	****
1,385,521	National Energy Group, 5.32%, due 07/02/07	1,385,521	****
461,840	Old Line Funding Corp., 5.322%, due 07/12/07	461,840	****
461,840	Paradigm Funding LLC, 5.31%, due 07/16/07	461,840	****
2,299,042	Park Avenue Receivables Corp., 5.303%, due 07/19/07	2,299,042	****
2,299,665	Park Avenue Receivables Corp., 5.332%, due 07/26/07	2,299,665	****
1,154,601	Rabobank Nederland, 5.33%, due 07/02/07	1,154,601	****
2,294,328	Ranger Funding Co. LLC, 5.304%, due 08/02/07	2,294,328	****
1,143,042	Ranger Funding Co. LLC, 5.327%, due 08/02/07	1,143,042	****
923,681	Royal Bank of Scotland, 5.27%, due 07/11/07	923,681	****
461,840	Sheffield Receivables Corp., 5.293%, due 07/06/07	461,840	****
923,681	Skandinaviska Enskilda Banken AB, 5.29%, due 07/19/07	923,681	****
1,576,559	Svenska Handelsbanken, 5.3%, due 07/02/07	1,576,559	****
646,577	Wells Fargo Bank, 5.26%, due 07/02/07	646,577	****

  ****  Represents investment of security lending collateral (Note 5).

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—JUNE 30, 2007 (UNAUDITED) (CONT'D)

Principal Amount		Value
$1,154,601	Wells Fargo Bank, 5.28%, due 07/12/07	$1,154,601	****
1,847,362	Wells Fargo Bank, 5.28%, due 07/13/07	1,847,362	****
	Total Short-Term Investments (Cost: $52,086,612) (21.4%)	52,086,612
	TOTAL INVESTMENTS (Cost: $334,250,874) (129.3%)	314,921,287
	LIABILITIES IN EXCESS OF OTHER ASSETS (-29.3%)	(71,420,840)
	NET ASSETS (100.0%)	$243,500,447

  ****  Represents investment of security lending collateral (Note 5).

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

INVESTMENTS BY INDUSTRY—JUNE 30, 2007 (UNAUDITED)

Industry	Percentage of Net Assets
Aerospace & Defense	1.0%
Airlines	0.9
Apparel Retailers	0.0	**
Automobiles	1.5
Banking	20.4
Biotechnology	0.2
Capital Markets	0.1
Chemicals	0.2
Commercial Services	0.4
Commercial Services & Supplies	0.1
Computers & Peripherals	0.3
Consumer Finance	0.1
Containers & Packaging	0.7
Diversified Financial Services	0.4
Diversified Financial Services- Multi-Sector Holdings	1.1
Diversified Financial Services- Specialized Finance	13.8
Diversified Telecommunication Services	0.5
Electric Utilities	0.7
Electronics	2.0
Financial Services	21.2
Food & Staples Retailing	0.8
Food Products	0.3
Forest Products & Paper	0.1
Health Care Providers & Services	0.2
Health Care Technology	0.1
Healthcare Providers	0.8

Industry	Percentage of Net Assets
Household Durables	0.1%
Household Products	0.1
Industrial Conglomerates	0.1
Insurance	2.1
Leisure Equipment & Products	0.1
Media	0.9
Media-Broadcasting & Publishing	0.9
Medical Supplies	0.2
Oil, Gas & Consumable Fuels	1.0
Paper & Forest Products	0.1
Personal Products	0.1
Pharmaceuticals	0.6
Real Estate	0.7
Real Estate Investment Trust (REITs)	0.1
Retailers	0.1
Road & Rail	1.0
Semiconductors & Semiconductor Equipment	0.2
Software	0.1
Textiles, Apparel & Luxury Goods	0.0 **
Thrifts & Mortgage Finance	3.2
U.S. Government Agency Obligations	27.2
Utilities	0.8
Wireless Telecommunication Services	0.3
Short-Term Investments	21.4
Total	129.3%

  **  Value rounds to less than 0.1% of net assets

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

STATEMENT OF ASSETS AND LIABILITIES—JUNE 30, 2007 (UNAUDITED)

Assets:
Investments, at Value (Cost: $334,250,874)(1)	$314,921,287
Receivables for Securities Sold	1,804,131
Interest and Dividends Receivable	1,913,794
Foreign Tax Reclaim Receivable	554
Total Assets	318,639,766
Liabilities:
Payables Upon Return of Securities Loaned	51,806,566
Payable for Borrowings	16,400,000
Distributions Payable	4,665,778
Payables for Securities Purchased	1,845,130
Other Accrued Expenses	183,115
Accrued Investment Advisory Fees	127,965
Interest Payable on Borrowings	88,887
Accrued Directors' Fees and Expenses	20,875
Accrued Compliance Expense	1,003
Total Liabilities	75,139,319
Net Assets	$243,500,447
Net Assets consist of:
Common Stock, par value $0.01 per share (75,000,000 shares authorized, 47,609,979 shares issued and outstanding)	$476,100
Paid-in Capital	345,597,212
Accumulated Net Realized (Loss) on Investments	(77,463,760)
Distributions in Excess of Net Investment Income	(5,779,518)
Net Unrealized Depreciation on Investments	(19,329,587)
Net Assets	$243,500,447
Net Asset Value per Share	$5.11
Market Price per Share	$4.81

(1)  The market value of securities lent at June 30, 2007 was $50,109,624.

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

STATEMENT OF OPERATIONS—SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

Investment Income:
Interest (including net security lending income of $30,527)	$9,526,423
Dividends (net of foreign withholding of taxes of $2,487)	1,505,823
Total Investment Income	11,032,246
Expenses:
Investment Advisory Fees	698,831
Interest Expense	622,533
Audit and Tax Service Fees	49,303
Administration Fees	49,252
Legal Fees	48,349
Proxy Expense	41,154
Directors' Fees and Expenses	37,827
Printing and Distribution Costs	24,935
Listing Fees	23,579
Insurance Expense	20,355
Transfer Agent Fees	19,348
Accounting Fees	19,344
Miscellaneous	10,579
Custodian Fees	9,745
Compliance Expense	3,671
Net Expenses	1,678,805
Net Investment Income	9,353,441
Net Realized Gain and Change in Unrealized Depreciation on Investments:
Net Realized Gains on Investments	5,051,154
Change in Unrealized Depreciation on Investments	(28,090,667)
Net Realized Gains and Change in Unrealized Depreciation on Investments	(23,039,513)
Decrease in Net Assets from Operations	$(13,686,072)

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$9,353,441	$14,262,911
Net Realized Gain on Investments	5,051,154	10,103,945
Change in Unrealized Appreciation (Depreciation) on Investments	(28,090,667)	5,128,441
Increase (Decrease) in Net Assets Resulting from Operations	(13,686,072)	29,495,297
Distributions to Shareholders:
From Net Investment Income	(9,331,558)	(17,901,357)
Total Increase (Decrease) in Net Assets	(23,017,630)	11,593,940
Net Assets:
Beginning of Period	266,518,077	254,924,137
End of Period	$243,500,447	$266,518,077
Distributions in Excess of Net Investment Income	$(5,779,518)	$(5,801,401)

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

STATEMENT OF CASH FLOWS—SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

Cash Flows From Operating Activities:
Net Decrease in Net Assets From Operations	$(13,686,072)
Adjustments to Reconcile Net Decrease in Net Assets Resulting From Operations to Net Cash Provided by Operating Activities:
Investments Purchased	(106,885,195)
Investments Sold	127,340,355
Net Increase in Short-Term Investments	(25,809,339)
Net Amortization/Accretion of Premium/(Discount)	(44,213)
Decrease in Interest and Dividends Receivable	304,701
Increase in Foreign Tax Reclaim Receivable	(554)
Increase in Payable Upon Return of Securities Loaned	41,299,875
Increase in Accrued Directors' Fees and Expenses	772
Increase in Accrued Compliance Expense	419
Decrease in Accrued Investment Advisory Fees	(153,434)
Decrease in Interest Payable on Borrowings	(570,778)
Increase in Other Accrued Expenses	5,068
Realized and Unrealized (Gain)/Loss on Investments	23,039,513
Net Cash Provided by Operating Activities	44,841,118
Cash Flows Used in Financing Activities:
Distributions to Shareholders	(9,141,118)
Net Repayments on Borrowings	(35,700,000)
Net Cash Used in Financing Activities	(44,841,118)
Net Change in Cash	—
Cash at Beginning of Period	—
Cash at End of Period	$—
Supplemental Disclosure of Cash Flow Information:
Interest paid during the year	$1,193,311

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Note 1—Significant Accounting Policies:

TCW Strategic Income Fund, Inc. (the "Fund") was incorporated in Maryland on January 13, 1987 as a diversified, closed-end investment management company and is registered under the Investment Company Act of 1940, as amended. The Fund commenced operations on March 5, 1987. The Fund's investment objective is to seek a total return comprised of current income and capital appreciation by investing in convertible securities, marketable equity securities, investment-grade debt securities, high-yield debt securities, options, securities issued or guaranteed by the United States Government, its agencies and instrumentalities ("U.S. Government Securities"), repurchase agreements, mortgage related securities, asset-backed securities, money market securities and other securities without limit believed by the Fund's investment advisor to be consistent with the Fund's investment objective.

The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation: Securities traded on national exchanges are valued at the last reported sales price or the mean of the current bid and asked prices if there are no sales in the trading period. Other securities which are traded on the over-the-counter market are valued at the mean of the current bid and asked prices. Short-term debt securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, where upon they will be valued at amortized value using their value of the 61st day prior to maturity.

Security Transactions and Related Investment Income: Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, while interest income is recorded on the accrual basis. Discounts, including original issue discounts, and premiums on securities purchased are amortized using a constant yield-to-maturity method. Realized gains and losses on investments are recorded on the basis of specific identified cost.

Distributions: Distributions to shareholders are recorded on ex-dividend date. The Fund declares and pays, or reinvests, dividends quarterly based on the managed distribution plan adopted by the Fund's Board of Directors. Under the Plan, the Fund will distribute a cash dividend equal to 7% of the Fund's net asset value on an annualized basis. The distribution will be based on the Fund's net asset value from the previous calendar year-end. The source for the dividend comes from net investment income and net realized capital gains measured on a fiscal year basis. Any portion of the distribution that exceeds income and capital gains will be treated as a return of capital. Under certain conditions (which the Fund presently meets), federal tax regulations cause some or all of the return of capital to be taxed as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may be primarily due to differing treatments for market discount and premium, losses deferred due to wash sales and spillover distributions. Permanent book and tax basis differences relating to shareholder distributions will result in

TCW Strategic Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (CONT'D)

reclassifications to paid-in capital and may affect net investment income per share.

Repurchase Agreements: The Fund may invest in repurchase agreements secured by U.S. Government Securities. A repurchase agreement arises when the Fund purchases a security and simultaneously agrees to resell it to the seller at an agreed-upon future date. The Fund requires the seller to maintain the value of the securities, marked to market daily, at not less than the repurchase price. If the seller defaults on its repurchase obligation, the Fund could suffer delays, collection expenses and losses to the extent that the proceeds from the sale of the collateral are less than the repurchase price.

Note 2—Federal Income Taxes:

It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At June 30, 2007, net unrealized appreciation for federal income tax purposes is comprised of the following components:

Appreciated securities	$6,361,627
Depreciated securities	(26,762,734)
Net unrealized appreciation	$(20,401,107)
Cost of securities for federal Income tax purposes	$335,322,394

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN No. 48"), Accounting for Uncertainty in Income Taxes, during the six months ended June 30, 2007. The adoption of FIN No. 48 did not have a material effect on the net asset value, financial condition or results of operations of the Fund, as there was no liability for unrecognized tax benefits and no change to the beginning net asset value of the Fund. As of and during the six months ended June 30, 2007, the Fund did not have a liability for any unrecognized tax benefits.

The Fund is subject to examination by U.S. federal and state tax authorities for returns filed after 2004 and 2003, respectively.

Note 3—Investment Advisory and Service Fees:

TCW Investment Management Company (the "Advisor") is the investment advisor to the Fund. As compensation for the services rendered, facilities provided, and expenses borne, the Advisor is paid a monthly fee by the Fund computed at the annual rate of 0.75% of the first $100 million of the Fund's average managed assets and 0.50% of the Fund's average managed assets in excess of $100 million.

In addition to the management fees, the Fund reimburses, with approval by the Fund's Board of Directors, a portion of the Advisor's costs associated in support of the Fund's Rule 38a-1 compliance obligations, which is included in the Statement of Operations.

Note 4—Purchases and Sales of Securities:

For the six months ended June 30, 2007, purchases and sales or maturities of investment securities (excluding short-term investments) aggregated $86,942,645 and $122,219,072, respectively, for non-U.S. Government Securities and aggregated $18,131,148 and $6,289,901, respectively, for U.S. Government Securities.

Note 5—Security Lending:

During the six months ended June 30, 2007, the Fund lent securities to brokers. The brokers provided collateral, which must be maintained at not less than 100% of the value of the loaned securities, to secure the obligation. At June 30, 2007, the cash collateral received from borrowing brokers was $51,806,566,

TCW Strategic Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (CONT'D)

which was 103.39% of the value of loaned securities. The Fund receives income, net of broker fees, by investing the cash collateral in short-term investments.

Note 6—Directors' Fees:

Directors who are not affiliated with the Advisor received, as a group, fees and expenses of $37,827 from the Fund for the six months ended June 30, 2007. Certain Officers and/or Directors of the Fund are also Officers and/or Directors of the Advisor.

Note 7—Restricted Securities:

The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities (excluding 144A issues) at June 30, 2007.

Note 8—Loan Outstanding:

The Fund is permitted to have bank borrowings for investment purposes. The Fund has entered into a line of credit agreement with The Bank of New York which permits the Fund to borrow up to $100 million at a rate, per annum, equal to the Federal Funds Rate plus 0.75%. The average daily loan balance during the period for which loans were outstanding amounted to $18,610,236, and the weighted-average interest rate was 6.0043%. Interest expense for the line of credit was $622,533 for the six months ended June 30, 2007. The outstanding borrowing under the line of credit was $16,400,000 at June 30, 2007.

Note 9—Recently Issued Accounting Pronouncements:

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007, and will be disclosed accordingly in the future financial reports.

TCW Strategic Income Fund, Inc.

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)		2006	2005	2004	2003	2002
Net Asset Value Per Share, Beginning of Period	$5.60		$5.35	$5.78	$5.62	$4.63	$6.70
Income from Operations:
Net Investment Income (1)	0.20		0.30	0.21	0.20	0.20	0.32
Net Realized and Unrealized Gains (Losses) on Securities	(0.49)		0.33	(0.25)	0.19	1.00	(1.68)
Total from Investment Operations	(0.29)		0.63	(0.04)	0.39	1.20	(1.36)
Less Distributions:
Distributions from Net Investment Income	(0.20)		(0.38)	(0.40)	(0.24)	(0.16)	(0.32)
Distributions from Paid-in-Capital	—		—	—	—	(0.06)	(0.39)
Total Distributions	(0.20)		(0.38)	(0.40)	(0.24)	(0.22)	(0.71)
Capital Activity:
Impact to Capital for Shares Issued	—		—	—	— (2)	—	—
Impact to Capital for Shares Repurchased	—		—	0.01	0.01	0.01	—
Total From Capital Activity	—		—	0.01	0.01	0.01	—
Net Asset Value Per Share, End of Period	$5.11		$5.60	$5.35	$5.78	$5.62	$4.63
Market Value Per Share, End of Period	$4.81		$5.11	$4.69	$5.36	$4.98	$4.16
Total Investment Return (3)	(2.14	)%(5)	17.50%	(5.17)%	13.02%	25.14%	(45.11)%
Net Asset Value Total Return (3)	(5.31	)%(5)	12.16%	(0.36)%	7.23%	26.82%	(20.75)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$243,500		$266,518	$254,924	$280,873	$278,361	$236,073
Ratio of Expenses Before Interest Expense to Average Net Assets	0.82	%(6)	1.00%	0.89%	0.90%	0.84%	0.83%
Ratio of Interest Expense to Average Net Assets	0.48	%(6)	0.55%	—	—	—	—
Ratio of Total Expenses to Average Net Assets	1.30	%(6)	1.55%	0.89%	0.90%	0.84%	0.83%
Ratio of Net Investment Income to Average Net Assets	7.22	%(6)	5.52%	3.73%	3.51%	3.89%	5.82%
Portfolio Turnover Rate	37.27	%(5)	174.33%	56.04%	91.35%	115.16%	75.04%

(1)  Computed using average shares outstanding throughout the period.

(2)  Impact from reclassification of $114,359 from other accrued expenses to paid-in capital is less than $0.01. The Fund reclassified the amount in 2004 in that the estimated liabilities related to the Fund's last rights offering are no longer required.

(3)  Based on market price per share, adjusted for reinvestment of distributions.

(4)  Based on net asset value per share, adjusted for reinvestment of distributions.

(5)  For the six months ended June 30, 2007 and not indicative of a full year's operating results.

(6)  Annualized.

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

Proxy Voting Guidelines

The policies and procedures that the Fund uses to determine how to vote proxies are available without charge. The Board of Directors of the Fund has delegated the Fund's proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.  By calling (877) 829-4768 to obtain a hard copy; or

2.  By going to the SEC website at http://www.sec.gov.

When the Fund receives a request for a description of the Advisor's proxy voting guidelines, it will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Fund, shall prepare and file Form N-PX with the SEC not later than August 31 of each year, which shall include the Fund's proxy voting record for the most recent twelve-month period ended June 30 of that year. The Fund's proxy voting record for the most recent twelve-month period ended June 30 is available:

1.  By calling (877) 829-4768 to obtain a hard copy; or

2.  By going to the SEC website at http://www.sec.gov.

When the Fund receives a request for the Fund's proxy voting record, it will send the information disclosed in the Fund's most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request. The Fund also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling (877)829-4768 to obtain a hard copy. You may also obtain the Fund's Form N-Q:

1.  By going to the SEC website at http://www.sec.gov.; or

2.  By visiting the SEC's Public Reference Room in Washington, D.C. and photocopying it
(Phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

Corporate Governance Listing Standards

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Fund's Annual CEO Certification certifying as to compliance with NYSE's Corporate Governance Listing Standards was submitted to the Exchange on June 19, 2007.

TCW Strategic Income Fund, Inc.

APPROVAL OF ADVISORY AND MANAGEMENT AGREEMENT

TCW Strategic Income Fund, Inc. (the "Fund") and TCW Investment Management Company (the "Advisor") are parties to an Investment Advisory and Management Agreement ("Advisory Agreement"), pursuant to which the Advisor is responsible for managing the investments of the Fund. At a meeting held on May 7, 2007, the Board of Directors of the Fund re-approved the Advisory Agreement. The full Board of Directors, including the Independent Directors, considered the sufficiency of the information provided to assist them in their review of the Advisory Agreement and made assessments with respect to the Advisory Agreement. The Advisor provided materials to the Board for its evaluation, and the Independent Directors were advised by independent legal counsel with respect to these and other relevant matters. The Independent Directors requested information from the Advisor, reviewed the material and determined that the material received was sufficient to allow the Board to make a determination regarding the Advisory Agreement. Discussed below are the factors considered by the Board in approving the Advisory Agreement. This discussion is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at Board and committee meetings. The approval determination was made on the basis of each Director's business judgment after consideration of all the information taken as a whole. Individual Directors may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the contract review process.

In evaluating the Advisory Agreement, the Board of Directors, including the Independent Directors, considered the following factors, among others:

•  Nature, Extent and Quality of Services. The Board considered the benefits to shareholders of continuing to retain the Advisor as the investment advisor to the Fund, particularly in light of the nature, extent, and quality of services provided by the Advisor. The Board evaluated the Advisor's experience in serving as manager of the Fund noting that the Advisor serves a variety of other investment advisory clients. The Board considered the benefit to shareholders of a fund that is part of a larger organization that provides investment advisory services to mutual funds, separate accounts, commingled funds and collective trusts. The Board also considered the ability of the Advisor to provide an appropriate level of support and resources to the Fund and whether the Advisor has sufficiently qualified personnel. The Board noted the background and experience of the Advisor's senior management and portfolio management personnel, and that the management expertise and amount of attention expected to be given to the Fund by the Advisor is substantial. The Board considered the Advisor's ability to attract and retain qualified business professionals. The Board also considered the breadth of the Advisor's compliance program as well as the Advisor's compliance operations with respect to the Fund. In this regard, the Board noted the significant efforts of the Advisor's compliance staff in administering the Fund's compliance program. The Board concluded that it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Fund by the Advisor under the Advisory Agreement.

•  Investment Performance. The Board was provided with a report prepared by an independent third-party consultant (the "Report"), which provided a comparative analysis of the performance of the Fund to similar funds, including the short- and long-term performance of the Fund. The Board reviewed

TCW Strategic Income Fund, Inc.

APPROVAL OF ADVISORY AND MANAGEMENT AGREEMENT (CONT'D)

information in the Report regarding the performance and expense levels of the Fund as compared to other funds in its peer group and category, and considered the rankings given the Fund in the Report. The Board noted that because the Fund changed its investment policies in 2006 it had less than one year of relative comparative performance. The Board concluded that the Advisor should continue to provide investment management services to the Fund consistent with its objectives and strategy.

•  Reasonableness of Advisory Fees and Profitability. The Board considered information in the Report and in materials prepared by the Advisor regarding the advisory fees charged under other investment advisory contracts with the Advisor and other investment advisers for other registered investment companies or other types of clients, as well as the total expenses of the Fund. The Board noted that the Advisor does not manage any separate accounts in a manner substantially similar to the current strategy of the Fund. The Board also noted that the management fee charged to the Fund was lower than the median management fee charged to funds in its category as presented in the Report and that the Fund's expenses were lower than the median expenses of the funds in the Fund's category. The Board also considered the cost of services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, including the overall financial soundness of the Advisor. The Board reviewed profitability information provided by the Advisor. The Board recognized the difficulty in evaluating a manager's profitability with respect to the Fund in the context of a manager with multiple lines of business and noted that other profitability methodologies may be reasonable. Based on their evaluation of this information, the Board concluded that the contractual management fee of the Fund under the Advisory Agreement is fair and bears a reasonable relationship to the services rendered.

•  Economies of Scale. The Board considered the potential of the Advisor to experience economies of scale as the Fund grows in size. The Board noted that the Fund currently has a relatively low asset size and that, as a closed-end fund, there is limited potential for the Fund to experience significant asset growth other than through capital appreciation and income production. The Board noted the Advisory Agreement has a breakpoint. On this basis, the Board concluded that the current fee structure reflected in the Advisory Agreement is appropriate.

•  Ancillary Benefits. The Board considered ancillary benefits to be received by the Advisor and its affiliates as a result of the Advisor's relationship with the Fund, including commission practices (such as soft dollars) and compensation for certain compliance support services. The Board noted that, in addition to the fees the Advisor received under the Advisory Agreement, the Advisor could receive additional benefits from the Fund in the form of reports, research and other services obtainable from brokers and their affiliates in return for brokerage commissions paid to such brokers. The Board concluded that any potential benefits to be derived by the Advisor from its relationship with the Fund are consistent with the services provided by the Advisor to the Fund.

After consideration of these factors, the Board (i) concluded that the compensation payable under the Advisory Agreement is fair and bears a reasonable relationship to the services rendered and that the renewal of the Agreement would be in the best interests of the Fund and its shareholders, and (ii) approved the renewal of the Advisory Agreement for an additional one-year period subject to the terms of the Agreement.

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Item 2.	Code of Ethics. Not applicable.

Item 3.	Audit Committee Financial Expert. Not applicable.

Item 4.	Principal Accountant Fees and Services. Not applicable.

Item 5.	Audit of Committee of Listed Registrants. Not applicable.

Item 6.

Schedule of Investments. Not Applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.	Submission of Matters to a vote of Security Holders. Not Applicable.

Item 11.	Controls and Procedures.

(a)

The Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) EX-99.CERT – Section 302 Certifications (filed herewith).
EX-99.906CERT – Section 906 Certification (filed herewith).

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Strategic Income Fund, Inc.

By (Signature and Title)
/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr.
Chief Executive Officer

Date	September 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr.
Chief Executive Officer

Date	September 5, 2007

By (Signature and Title)
/s/ David S. DeVito
David S. DeVito
Chief Financial Officer

Date	September 5, 2007

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